Financial Assets and Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2018
Financial Assets and Liabilities Measured at Fair Value Through Profit or Loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]
8.	Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31,
	2017	2018
	(in thousands)
Financial assets mandatorily measured at FVTPL:
Foreign currency forward contracts	$-	70,074
Structured deposits	-	1,639,457
Financial assets held for trading:
Foreign currency forward contracts	70,366	-
	$70,366	1,709,531

Financial liabilities held for trading:
Foreign currency forward contracts	$106,597	22,115

The Company entered into derivative contracts to manage the exposure to currency risk arising from operating activities. Refer to note 39 for the disclosure of the Company’s credit, currency and interest rate risks related to financial instruments. As of December 31, 2017 and 2018, the Company’s outstanding foreign currency forward contracts were as follows:

December 31, 2017
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2018 – Feb. 2018	USD 213 ,100 / NTD6,377,672
Sell USD / Buy JPY	Jan. 2018 – Jun. 2018	USD304,926 / JPY34,092,055
Sell USD / Buy CNY	Jan. 2018 – Apr. 2018	USD137,000 / CNY903,800
Sell EUR / Buy JPY	Jan. 2018 – Feb. 2018	EUR65,000 / JPY8,691,815
Sell EUR / Buy CZK	Jan. 2018 – Mar. 2018	EUR3,280 / CZK83,502
Sell USD / Buy MYR	Jan. 2018 – Mar. 2018	USD931 / MYR3,811
Sell JPY / Buy NTD	Jan. 2018	JPY10,000,000 / NTD2,654,220
Sell CNY / Buy JPY	Jan. 2018 – Apr. 2018	CNY86,623 / JPY1,443,259
Sell USD / Buy SGD	Jan. 2018	USD5,480 / SGD7,366

December 31, 2018
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2019	USD223,000 / NTD6,858,785
Sell USD / Buy JPY	Jan. 2019 – Apr. 2019	USD147,470 / JPY16,493,633
Sell NTD / Buy JPY	Jan. 2019 – Mar. 2019	NTD2,054,260 / JPY7,400,000
Sell USD / Buy CNY	Jan. 2019 – Jun. 2019	USD87,000 / CNY597,420
Sell EUR / Buy JPY	Jan. 2019	EUR12,000 / JPY1,536,180
Sell EUR / Buy USD	Jan. 2019	EUR28,500 / USD32,441
Sell EUR / Buy CZK	Jan. 2019 – Mar. 2019	EUR3,240 / CZK84,081
Sell USD / Buy MYR	Jan. 2019 – Mar. 2019	USD879 / MYR3,670
Sell CNY / Buy JPY	Jan. 2019 – Feb. 2019	CNY60,800 / JPY981,383
Sell USD / Buy SGD	Jan. 2019	USD5,793 / SGD7,940
Sell CNY / Buy USD	Jan. 2019 – Feb. 2019	CNY853,328 / USD124,000